Other assets and prepayments - Summary of Other assets and prepayments (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other assets and prepayments
Prepaid expenses	€ 28,899	€ 20,111
Other financial assets	3,842	4,684
Taxes and fees	3,561	1,580
Other	6,611	4,786
Total	€ 42,913	€ 31,161